ACCOUNTING POLICIES AND GOING CONCERN (Policies)	6 Months Ended
Jun. 30, 2026
Accounting Policies and Going Concern [Abstract]
Going Concern	Going Concern
As of 30 June 2026, TORM’s available liquidity including undrawn and committed facilities was
USD 804.1m, including a total cash position of USD 368.2m (including restricted cash of USD 2.5m).
TORM’s net interest-bearing debt was USD 715.0m, and the net loan-to-value ratio was 22.4% (Tanker segment only). Further information on TORM’s objectives and policies for managing our capital, our financial risk management objectives, and our exposure to credit and liquidity risk can be found in Note
24 to the financial statements in the 2025 Annual Report.
TORM monitors our funding position throughout the year to ensure that we have access to sufficient funds to meet the forecasted cash requirements and loan commitments, and to monitor compliance with the financial covenants in our loan facilities, details of which are available in Note 2 to the financial statements in the 2025 Annual Report.